Commitments and Contingencies - Schedule of Commitments for Lease Ancillary Services Fees (Details) - Ancillary Services Fees [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Commitments for Lease Ancillary Services Fees [Line Items]
Less than one year	$ 268
Two to five years	29
Total	$ 297